LONG-TERM INVESTMENTS	12 Months Ended
Feb. 29, 2020
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

10.         LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of	As of
	February 28,	February 29,
	2019	2020

Equity securities with readily determinable fair values
BabyTree Inc. (“BabyTree”) (1)	132,143	26,696

Equity securities without readily determinable fair values
Jiangsu Qusu Education and Technology Co., Ltd. (“Jiangsu Qusu”) (2)	48,704	—
Xiamen Meiyou Information and Technology Co., Ltd. (“Xiamen Meiyou”) (3)	—	47,068
Other investments (4)	81,968	84,681

Equity method investments
Xiamen Meiyou Information and Technology Co., Ltd. (“Xiamen Meiyou”) (3)	48,639	—
Other investments (5)	132,607	102,314

Fair value option investment
Long-term investment in a third-party technology company	7,484	7,258

Available-for-sale investments
Changing Education Inc. (“Changing”) (6)	102,581	148,405
Hyphen Education (Cayman) Limited ("Hyphen") (7)	50,808	—
DaDa Education Group ("DaDa") (8)	80,115	—
Ximalaya Inc. ("Ximalaya") (9)	20,017	46,612
Other investments (10)	92,664	108,567

Held-to-maturity investments	52,965	—

Total	$850,695	$571,601

(1)	In January 2014, the Group acquired minority equity interests in BabyTree by purchasing its Series E convertible redeemable preferred shares with a total cash consideration of $23,475. BabyTree is an online parenting community and an online retailer of maternity and kids products.

In fiscal year 2018 and 2019, the Group recognized disposal gain of $3,044 and $760, respectively, due to the partial disposal of the equity interest in BabyTree Inc. to a related party.

10.         LONG-TERM INVESTMENTS - continued

On November 27, 2018, BabyTree was listed on the Hong Kong Stock Exchange and its preferred shares were converted to ordinary shares upon the completion of the listing. The investment was then reclassified from available-for-sale investment to equity security with readily determinable fair value upon the listing. Accordingly, $95,491 fair value changes of the investment was transferred from accumulated other comprehensive income to other income in the consolidated statements of operations in fiscal year ended February 28, 2019.

In fisical year 2020, the stock price of BabyTree declined from HK$7.18 to HK$1.44, the Group recognized loss of $105,447 due to the fair value change.

(2)	In July 2018, the Group acquired 33.99% equity interest in Jiangsu Qusu, a leading K-12 service platform for targeted teaching and learning. The Group accounted for the investment using the measurement alternative as Jiangsu Qusu is a private company without readily determinable fair value. In September 2019, the Group disposed the investment and recognized a disposal gain of $16,670.
(3)	In December 2018, the Group acquired 15.32% equity interest in Xiamen Meiyou, an internet company focusing on providing services to female clients. Since June 2019, the investment was reclassified from equity method to equity investment without readily determinable fair value as the Group no longer has the ability to exercise significant influence due to the restructured capital of Xiamen Meiyou. As of February 29, 2020, no impairment loss has been recorded in regard to the investment.
(4)	The Group holds equity interests in certain third-party private companies through investments in their common shares or in-substance common shares, which were accounted for using the cost method prior to the adoption of ASC 321. After the adoption of ASC 321, the Group accounted for these equity investments using the measurement alternative when equity method is not applicable and there is no readily determinable fair value for the investments. The Group recorded nil, $14,489 and $3,444 impairment loss on these investments during the fiscal years ended February 28, 2018, 2019 and February 29, 2020, respectively.
(5)	The Group holds minority equity interests in several third-party private companies through investments in their common shares or in-substance common shares. Majority of the long-term investments are companies which engage in online education services. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees.

The Group recorded $409, $8,719 and $17,198 impairment loss for its equity method investments during the fiscal years ended February 28, 2018, 2019 and February 29, 2020, respectively.

(6)	In fiscal year 2016 through 2018, the Group acquired Series B+, Series C and Series D convertible redeemable preferred shares of Changing which operates a customer-to-customer mobile tutoring platform in China. In fiscal year 2020, the Group made additional investment in Changing by purchasing its Series E convertible redeemable preferred shares. As of February 29, 2020, the Group held 34.55% equity interest of Changing. The Group accounted for the investment as available-for-sale investments since the investee’s preferred shares held are determined to be debt securities.

10.           LONG-TERM INVESTMENTS - continued

(7)	In fiscal year 2019, the Group completed three transactions with Hyphen, an online one-on-one teaching platform, to acquire its Series C+ convertible redeemable preferred shares. The Group accounted for the investment as available-for-sale investments since the investee’s preferred shares held are determined to be debt securities. The Group fully impaired the investment during the fiscal year ended February 29, 2020.
(8)	In fiscal year 2019, the Group completed two transactions with DaDa, a company providing children one-on-one online English tutoring, to acquire its series C and D redeemable preferred shares. The Group accounted for the investment as available-for-sale investments since the investee’s preferred shares held are determined to be debt securities. The Group fully impaired the investment during the fiscal year ended February 29, 2020.
(9)	In fiscal year 2017 and 2020, the Group completed two transactions with Ximalaya, a professional audio sharing platform, to acquire its Series C+ and E-2 convertible redeemable preferred shares. As of February 29, 2020, the Group held 1.73% equity interest of Ximalaya, and accounted for the investment as available-for-sale investments since the investee’s preferred shares held are determined to be debt securities.
(10)	The Group acquired minority equity interest in several third-party private companies, the majority of which are engaged in online platform or online education services. The Group holds minority equity interests of these companies through purchasing of their convertible redeemable preferred shares. The Group accounted for these investments as available-for-sale investments since the investee’s preferred shares held are determined to be debt securities. The Group recorded $1,804, $34,883 and $2,137 impairment loss during the years ended February 28, 2018, 2019 and February 29, 2020, respectively.